--------------------------------------------------------------------------------

                               ENDEAVOR PLATINUM
                                VARIABLE ANNUITY

                           The PFL Endeavor Platinum
                            Variable Annuity Account
                                 Annual Report
                               December 31, 1996



                 [LOGO OF PFL ENDEAVOR PLATINUM APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholder:

We are pleased to present the Annual Report of The PFL Endeavor Platinum Variable Annuity Account for the period ending December 31, 1996. This report contains information on the following subaccounts:

   TCW Money Market
   TCW Managed Asset Allocation
   T. Rowe Price International Stock
   Value Equity
   Dreyfus Small Cap Value
   Dreyfus U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Opportunity Value
   Growth

In addition to the variable annuity report, reports of the underlying mutual fund portfolios are enclosed. These reports give you insight regarding the underlying investments in your variable annuity policy.

We are pleased that you have chosen the Endeavor Platinum Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,


/s/ William L. Busler
William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The PFL Endeavor Platinum Variable Annuity Account (comprising, respectively, the TCW Money Market, TCW Managed Asset Allocation, T. Rowe Price International Stock, Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Opportunity Value and Growth subaccounts) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The PFL Endeavor Platinum Variable Annuity Account at December 31, 1996, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1996

                                                                        TCW
                                                             TCW      MANAGED
                                                            MONEY      ASSET
                                                            MARKET   ALLOCATION
                                                 TOTAL     SUBACCT.   SUBACCT.
                                              ----------- ---------- ----------
ASSETS
Cash........................................  $     2,065        --        --
Investments in mutual funds, at current
 market value (Note 2):
 Endeavor Series Trust--TCW Money Market
  Portfolio.................................   10,235,948 10,235,948       --
 Endeavor Series Trust--TCW Managed Asset
  Allocation Portfolio......................    8,956,773        --  8,956,773
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio.............    9,990,722        --        --
 Endeavor Series Trust--Value Equity
  Portfolio.................................   14,734,687        --        --
 Endeavor Series Trust--Dreyfus Small Cap
  Value Portfolio...........................    7,496,493        --        --
 Endeavor Series Trust--Dreyfus U.S.
  Government Securities Portfolio...........    4,235,107        --        --
 Endeavor Series Trust--T. Rowe Price Equity
  Income Portfolio..........................   11,226,704        --        --
 Endeavor Series Trust--T. Rowe Price Growth
  Stock Portfolio...........................    9,452,488        --        --
 Endeavor Series Trust--Opportunity Value
  Portfolio.................................      206,135        --        --
 WRL Series Fund, Inc.--Growth Portfolio....   18,104,498        --        --
                                              ----------- ---------- ---------
 Total Investments in Mutual Funds..........   94,639,555 10,235,948 8,956,773
                                              ----------- ---------- ---------
 Total Assets...............................  $94,641,620 10,235,948 8,956,773
                                              =========== ========== =========
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable..............  $     6,970      1,194       997
                                              ----------- ---------- ---------
 Total Liabilities..........................        6,970      1,194       997
Contract Owners' Equity:
 Deferred annuity contracts terminable by
  owners (Notes 3 and 6)....................   94,634,650 10,234,754 8,955,776
                                              ----------- ---------- ---------
                                              $94,641,620 10,235,948 8,956,773
                                              =========== ========== =========

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  T. ROWE                         DREYFUS    T. ROWE    T. ROWE
   PRICE                DREYFUS     U.S.      PRICE      PRICE
  INT'L .     VALUE    SMALL CAP  GOV'T .     EQUITY    GROWTH   OPPORTUNITY
   STOCK      EQUITY     VALUE   SECURITIES   INCOME     STOCK      VALUE      GROWTH
 SUBACCT.    SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.    SUBACCT.
 --------   ---------- --------- ---------- ---------- --------- ----------- ----------
       --          107     1,958       --          --        --        --           --
       --          --        --        --          --        --        --           --
       --          --        --        --          --        --        --           --
 9,990,722         --        --        --          --        --        --           --
       --   14,734,687       --        --          --        --        --           --
       --          --  7,496,493       --          --        --        --           --
       --          --        --  4,235,107         --        --        --           --
       --          --        --        --   11,226,704       --        --           --
       --          --        --        --          --  9,452,488       --           --
       --          --        --        --          --        --    206,135          --
       --          --        --        --          --        --        --    18,104,498
 ---------  ---------- --------- ---------  ---------- ---------   -------   ----------
 9,990,722  14,734,687 7,496,493 4,235,107  11,226,704 9,452,488   206,135   18,104,498
 ---------  ---------- --------- ---------  ---------- ---------   -------   ----------
 9,990,722  14,734,794 7,498,451 4,235,107  11,226,704 9,452,488   206,135   18,104,498
 =========  ========== ========= =========  ========== =========   =======   ==========
       896         --        --        246         793       984       --         1,860
 ---------  ---------- --------- ---------  ---------- ---------   -------   ----------
       896         --        --        246         793       984       --         1,860
 9,989,826  14,734,794 7,498,451 4,234,861  11,225,911 9,451,504   206,135   18,102,638
 ---------  ---------- --------- ---------  ---------- ---------   -------   ----------
 9,990,722  14,734,794 7,498,451 4,235,107  11,226,704 9,452,488   206,135   18,104,498
 =========  ========== ========= =========  ========== =========   =======   ==========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1996, Except as Noted

                                                                        TCW
                                                              TCW     MANAGED
                                                             MONEY     ASSET
                                                            MARKET   ALLOCATION
                                                  TOTAL    SUBACCT.   SUBACCT.
                                               ----------- --------- ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends.................................... $ 2,267,004   311,800   115,366
Expenses (Note 5):
 Administrative fee...........................      13,930     1,008     1,743
 Mortality and expense risk charge............   1,024,752   107,186   116,172
                                               ----------- --------- ---------
   Net investment income (loss)...............   1,228,322   203,606    (2,549)
                                               ----------- --------- ---------
NET REALIZED AND UNREALIZED CAPITAL GAIN
 (LOSS) FROM INVESTMENTS
Net realized capital gain from sales of
 investments:
 Proceeds from sales..........................  16,017,394 7,220,609 1,690,904
 Cost of investments sold.....................  14,537,867 7,220,609 1,296,624
                                               ----------- --------- ---------
Net realized capital gain from sales of
 investments..................................   1,479,527       --    394,280
                                               ----------- --------- ---------
Net change in unrealized
 appreciation/depreciation of investments:
 Beginning of the period......................   2,391,915       --    336,197
 End of the period............................   8,279,377       --    973,369
                                               ----------- --------- ---------
   Net change in unrealized
    appreciation/depreciation of investments..   5,887,462       --    637,172
                                               ----------- --------- ---------
   Net realized and unrealized capital gain
    (loss) from investments...................   7,366,989       --  1,031,452
                                               ----------- --------- ---------
INCREASE (DECREASE) FROM OPERATIONS........... $ 8,595,311   203,606 1,028,903
                                               =========== ========= =========

/1/Period from November 20, 1996 (commencement of operations) to December 31,
1996

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  T. ROWE                         DREYFUS     T. ROWE    T. ROWE
   PRICE                DREYFUS     U.S.       PRICE      PRICE
  INT'L.       VALUE   SMALL CAP   GOV'T.     EQUITY     GROWTH   OPPORTUNITY
   STOCK      EQUITY     VALUE   SECURITIES   INCOME      STOCK      VALUE     GROWTH
 SUBACCT.    SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT.   SUBACCT.  SUBACCT./1/ SUBACCT.
 ---------   --------- --------- ----------  ---------  --------- ----------- ---------
    41,629     194,811   207,541   112,934      59,266     96,649     --      1,127,008
     2,059       1,765     1,359     1,002       1,110        794     --          3,090
   109,907     144,632    81,660    64,545     104,495     94,580     171       201,404
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
   (70,337)     48,414   124,522    47,387     (46,339)     1,275    (171)      922,514
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
   628,563     952,492   565,981 2,687,562     349,409    704,019     382     1,217,473
   580,857     655,099   469,981 2,662,994     257,215    550,331     379       843,778
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
    47,706     297,393    96,000    24,568      92,194    153,688       3       373,695
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
   187,288     455,486   220,590   127,706     223,319    178,431     --        662,898
 1,037,159   1,743,569 1,180,923    84,055   1,318,988  1,101,652    (224)      839,886
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
   849,871   1,288,083   960,333   (43,651)  1,095,669    923,221    (224)      176,988
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
   897,577   1,585,476 1,056,333   (19,083)  1,187,863  1,076,909    (221)      550,683
 ---------   --------- --------- ---------   ---------  ---------    ----     ---------
   827,240   1,633,890 1,180,855    28,304   1,141,524  1,078,184    (392)    1,473,197
 =========   ========= ========= =========   =========  =========    ====     =========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1996 and 1995, Except as Noted

                                                                                     TCW
                                                              TCW                  MANAGED            T. ROWE PRICE
                                                             MONEY                  ASSET             INTERNATIONAL
                                                            MARKET               ALLOCATION               STOCK
                                    TOTAL                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                            -----------------------  ----------------------  --------------------  --------------------
                               1996         1995        1996        1995       1996       1995       1996       1995
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
OPERATIONS
 Net investment income
  (loss)..................  $ 1,228,322     562,183     203,606      91,776     (2,549)    (8,359)   (70,337)     9,699
 Net realized capital gain
  (loss)..................    1,479,527     292,937         --          --     394,280     59,673     47,706    (11,060)
 Net change in unrealized
  appreciation/depreciation
  of investments..........    5,887,462   2,491,222         --          --     637,172    346,688    849,871    258,720
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
 Increase (decrease) from
  operations..............    8,595,311   3,346,342     203,606      91,776  1,028,903    398,002    827,240    257,359
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments................   58,144,984  21,662,505  12,486,650   4,526,586  4,146,429  1,883,952  4,419,338  1,936,013
 Transfer payments from
  (to) other subaccounts
  or general account......    1,107,663     263,239  (4,751,429) (1,773,778)   366,455    444,020  1,658,724    315,158
 Contract terminations,
  withdrawals, and other
  deductions..............   (4,743,373) (1,557,372) (1,407,309)   (686,618)  (511,656)  (103,076)  (603,594)  (178,543)
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
 Increase from contract
  transactions............   54,509,274  20,368,372   6,327,912   2,066,190  4,001,228  2,224,896  5,474,468  2,072,628
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
 Net increase in contract
  owners' equity..........   63,104,585  23,714,714   6,531,518   2,157,966  5,030,131  2,622,898  6,301,708  2,329,987
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
CONTRACT OWNERS' EQUITY
 Beginning of period......   31,530,065   7,815,351   3,703,236   1,545,270  3,925,645  1,302,747  3,688,118  1,358,131
                            -----------  ----------  ----------  ----------  ---------  ---------  ---------  ---------
 End of period............  $94,634,650  31,530,065  10,234,754   3,703,236  8,955,776  3,925,645  9,989,826  3,688,118
                            ===========  ==========  ==========  ==========  =========  =========  =========  =========

/1/Period from January 20, 1995 (commencement of operations) to December 31,
1995
/2/Period from January 5, 1995 (commencement of operations) to December 31,
1995
/3/Period from November 20, 1996 (commencement of operations) to December 31,
1996

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   DREYFUS
                             DREYFUS                 U.S.              T. ROWE PRICE          T. ROWE PRICE
       VALUE                SMALL CAP             GOVERNMENT               EQUITY                GROWTH          OPPORTUNITY
       EQUITY                 VALUE               SECURITIES               INCOME                 STOCK             VALUE
     SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
---------------------  --------------------  ---------------------  ---------------------  --------------------  -----------
   1996       1995       1996       1995        1996       1995        1996      1995/1/     1996      1995/2/     1996/3/
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------  -----------
    48,414    (17,648)   124,522      4,619      47,387    (15,291)    (46,339)   (11,349)     1,275    (10,228)      (171)
   297,393     42,935     96,000      7,989      24,568     86,546      92,194      6,240    153,688     13,014          3
 1,288,083    455,646    960,333    210,301     (43,651)   128,530   1,095,669    223,319    923,221    178,431       (224)
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------    -------
 1,633,890    480,933  1,180,855    222,909      28,304    199,785   1,141,524    218,210  1,078,184    181,217       (392)
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------    -------
 8,377,444  1,938,053  2,938,609  1,954,060   3,807,839  3,283,653   6,076,641  1,621,945  5,785,559  1,584,777    170,126
 1,260,305    735,365    695,054    135,312  (2,205,589)  (883,538)  1,983,341    459,377    629,037    444,858     36,401
  (288,622)  (149,466)  (221,919)   (82,679)   (372,974)   (66,486)   (269,143)    (5,984)  (217,543)   (34,585)       --
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------    -------
 9,349,127  2,523,952  3,411,744  2,006,693   1,229,276  2,333,629   7,790,839  2,075,338  6,197,053  1,995,050    206,527
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------    -------
10,983,017  3,004,885  4,592,599  2,229,602   1,257,580  2,533,414   8,932,363  2,293,548  7,275,237  2,176,267    206,135
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------    -------
 3,751,777    746,892  2,905,852    676,250   2,977,281    443,867   2,293,548        --   2,176,267        --         --
----------  ---------  ---------  ---------  ----------  ---------  ----------  ---------  ---------  ---------    -------
14,734,794  3,751,777  7,498,451  2,905,852   4,234,861  2,977,281  11,225,911  2,293,548  9,451,504  2,176,267    206,135
==========  =========  =========  =========  ==========  =========  ==========  =========  =========  =========    =======

         GROWTH
       SUBACCOUNT
----------------------
   1996       1995
----------- ----------
   922,514    518,964
   373,695     87,600
   176,988    689,587
----------- ----------
 1,473,197  1,296,151
----------- ----------
 9,936,349  2,933,466
 1,435,364    386,465
  (850,613)  (249,935)
----------- ----------
10,521,100  3,069,996
----------- ----------
11,994,297  4,366,147
----------- ----------
 6,108,341  1,742,194
----------- ----------
18,102,638  6,108,341
=========== ==========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Endeavor Platinum Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Opportunity Value Subaccount commenced operations on November 20, 1996. The
T. Rowe Price Equity Income Subaccount commenced operations on January 20, 1995. The T. Rowe Price Growth Stock Subaccount commenced operations on January 5, 1995. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value Equity, Quest for Value Small Cap and U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset Allocation, Value Equity, Value Small Cap and Dreyfus U.S. Government Securities Portfolios and Subaccounts, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio and Subaccount were changed to Dreyfus Small Cap Value Portfolio and Subaccount, respectively. Effective March 24, 1995, the names of the Global Growth Portfolio and Subaccount were changed to T. Rowe Price International Stock Portfolio and Subaccount, respectively. The investment objective of the portfolio was changed from an investment on a global basis to an investment on an international basis (i.e. non-U.S. companies). The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment advisor for the WRL Series Fund, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1996.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

--------------------------------------------------------------------------------

2. INVESTMENTS
A summary of the mutual fund investment at December 31, 1996 follows:

                                  NUMBER     NET ASSET
                                OF SHARES      VALUE      MARKET
                                   HELD      PER SHARE     VALUE       COST
                              -------------- ---------- ----------- -----------
Endeavor Series Trust
 TCW Money Market Portfolio.. 10,235,948.440 $     1.00 $10,235,948 $10,235,948
 TCW Managed Asset Allocation
  Portfolio..................    475,412.589      18.84   8,956,773   7,983,404
 T. Rowe Price International
  Stock Portfolio............    716,180.828      13.95   9,990,722   8,953,563
 Value Equity Portfolio......    856,170.090      17.21  14,734,687  12,991,118
 Dreyfus Small Cap Value
  Portfolio..................    509,965.489      14.70   7,496,493   6,315,570
 Dreyfus U.S. Government
  Securities Portfolio.......    377,124.404      11.23   4,235,107   4,151,052
 T. Rowe Price Equity Income
  Portfolio..................    724,771.104      15.49  11,226,704   9,907,716
 T. Rowe Price Growth Stock
  Portfolio..................    580,263.203      16.29   9,452,488   8,350,836
 Opportunity Value
  Portfolio..................     20,490.582      10.06     206,135     206,359
WRL Series Fund, Inc.
 Growth Portfolio............    517,252.436  35.001280  18,104,498  17,264,612
                                                        ----------- -----------
                                                        $94,639,555 $86,360,178
                                                        =========== ===========

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1996 follows:

                                      ACCUMULATION  ACCUMULATION     TOTAL
  SUBACCOUNT                           UNITS OWNED   UNIT VALUE  CONTRACT VALUE
  ----------                          ------------- ------------ --------------
TCW Money Market..................... 9,416,706.021  $ 1.086872   $10,234,754
TCW Managed Asset Allocation......... 6,522,822.306    1.372991     8,955,776
T. Rowe Price International Stock.... 8,619,163.798    1.159025     9,989,826
Value Equity......................... 9,053,564.567    1.627513    14,734,794
Dreyfus Small Cap Value.............. 5,378,653.976    1.394113     7,498,451
Dreyfus U.S. Government Securities... 3,772,426.054    1.122583     4,234,861
T. Rowe Price Equity Income.......... 7,413,620.068    1.514228    11,225,911
T. Rowe Price Growth Stock........... 5,893,560.949    1.603700     9,451,504
Opportunity Value....................   205,301.400    1.004062       206,135
Growth............................... 1,130,886.988   16.007469    18,102,638
                                                                  -----------
                                                                  $94,634,650
                                                                  ===========

--------------------------------------------------------------------------------

A summary of changes in contract owners' account units follows:

                                TCW       T. ROWE             DREYFUS   DREYFUS     T. ROWE   T. ROWE
                    TCW       MANAGED      PRICE               SMALL      U.S.       PRICE     PRICE
                   MONEY       ASSET      INT'L.     VALUE      CAP      GOV'T.     EQUITY    GROWTH   OPPORTUNITY
                   MARKET    ALLOCATION    STOCK    EQUITY     VALUE   SECURITIES   INCOME     STOCK      VALUE     GROWTH
                  SUBACCT.    SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT.
                 ----------  ----------  --------- --------- --------- ----------  --------- --------- ----------- ---------
Units
 outstanding
 at 1/1/95......  1,522,675  1,329,673   1,444,711   740,211   673,043    450,510        --        --        --      182,787
Units
 purchased......  4,371,335  1,693,308   2,026,680 1,603,267 1,864,220  3,076,825  1,404,730 1,288,344       --      250,284
Units redeemed
 and
 transferred.... (2,377,852)   290,527     135,432   464,589    40,241   (871,235)   381,350   323,652       --        9,701
                 ----------  ---------   --------- --------- --------- ----------  --------- ---------   -------   ---------
Units
 outstanding
 at 12/31/95....  3,516,158  3,313,508   3,606,823 2,808,067 2,577,504  2,656,100  1,786,080 1,611,996       --      442,772
Units
 purchased...... 11,639,898  3,329,342   4,053,495 5,604,895 2,428,344  3,476,212  4,402,218 4,001,244   168,864     650,022
Units redeemed
 and
 transferred.... (5,739,350)  (120,028)    958,846   640,603   372,806 (2,359,886) 1,225,322   280,321    36,437      38,093
                 ----------  ---------   --------- --------- --------- ----------  --------- ---------   -------   ---------
Units
 outstanding
 at 12/31/96....  9,416,706  6,522,822   8,619,164 9,053,565 5,378,654  3,772,426  7,413,620 5,893,561   205,301   1,130,887
                 ==========  =========   ========= ========= ========= ==========  ========= =========   =======   =========

4. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGES
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' individual account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first ten policy years PFL Life imposes a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners' account.

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6. NET ASSETS
At December 31, 1996 contract owners' equity was comprised of:

                                           TCW      T. ROWE              DREYFUS   DREYFUS    T. ROWE    T. ROWE
                                TCW      MANAGED     PRICE                SMALL      U.S.      PRICE      PRICE
                               MONEY      ASSET     INT'L.     VALUE       CAP      GOV'T.     EQUITY    GROWTH   OPPORTUNITY
                               MARKET   ALLOCATION   STOCK     EQUITY     VALUE   SECURITIES   INCOME     STOCK      VALUE
                    TOTAL     SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT.  SUBACCT.   SUBACCT.
                 ----------- ---------- ---------- --------- ---------- --------- ---------- ---------- --------- -----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains.. $86,355,273 10,234,754 7,982,407  8,952,667 12,991,225 6,317,528 4,150,806   9,906,923 8,349,852   206,359
Adjustment for
 appreciation/
 depreciation to
 market value...   8,279,377        --    973,369  1,037,159  1,743,569 1,180,923    84,055   1,318,988 1,101,652      (224)
                 ----------- ---------- ---------  --------- ---------- --------- ---------  ---------- ---------   -------
Total Contract
 Owners'
 Equity......... $94,634,650 10,234,754 8,955,776  9,989,826 14,734,794 7,498,451 4,234,861  11,225,911 9,451,504   206,135
                 =========== ========== =========  ========= ========== ========= =========  ========== =========   =======
                   GROWTH
                  SUBACCT.
                 ----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains.. 17,262,752
Adjustment for
 appreciation/
 depreciation to
 market value...    839,886
                 ----------
Total Contract
 Owners'
 Equity......... 18,102,638
                 ==========

7. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                             YEAR ENDED DECEMBER 31 OR
                                     COMMENCEMENT OF OPERATIONS TO DECEMBER 31
                                    -------------------------------------------
                                             1996                  1995
                                    ---------------------- --------------------
                                     PURCHASES    SALES    PURCHASES    SALES
                                    ----------- ---------- ---------- ---------
Endeavor Series Trust
 TCW Money Market Portfolio........ $13,753,260  7,220,609  4,608,764 2,453,849
 TCW Managed Asset Allocation Port-
  folio............................   5,690,383  1,690,904  2,731,032   515,801
 T. Rowe Price International Stock
  Portfolio........................   6,033,498    628,563  2,367,406   284,815
 Value Equity Portfolio............  10,349,805    952,492  2,736,494   231,712
 Dreyfus Small Cap Value Portfo-
  lio..............................   4,100,163    565,981  2,238,358   226,676
 Dreyfus U.S. Government Securities
  Portfolio........................   3,964,363  2,687,562  3,503,308 1,185,517
 T. Rowe Price Equity Income Port-
  folio............................   8,094,607    349,409  2,117,452    53,368
 T. Rowe Price Growth Stock Portfo-
  lio..............................   6,903,228    704,019  2,057,525    72,600
 Opportunity Value Portfolio.......     206,738        382        --        --
WRL Series Fund, Inc.
 Growth Portfolio..................  12,662,274  1,217,473  4,030,195   438,948
                                    ----------- ---------- ---------- ---------
                                    $71,758,319 16,017,394 26,390,534 5,463,286
                                    =========== ========== ========== =========

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